Commitments and Contingencies, Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Minimum rental commitments under operating lease, 2012	$ 7.5
Minimum rental commitments under operating lease, 2013	6.4
Minimum rental commitments under operating lease, 2014	3.6
Minimum rental commitments under operating lease, 2015	3.0
Minimum rental commitments under operating lease, 2016	2.3
Minimum rental commitments under operating lease, thereafter	33.0
Rental expense	$ 10.0	$ 9.9	$ 7.3